Shareholders' Equity	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity

NOTE 10 – COMMON STOCK

The Company has reserved shares of Common Stock for the following as of March 31, 2023:

2022 Equity Incentive Plan reserve	2,411,283
Reserve for earn-out shares	3,000,000
Reserve for exercise of warrants	4,597,191
Total	10,008,474

During the three months ended March 31, 2023, the contingent shares that were associated with any merger consideration adjustments related to the Company’s merger were released.

NOTE 11 – COMMON STOCK

The Company was authorized to issue up to 101,000,000 shares of all classes of stock at a par value of $0.0001 per share as of December 31, 2022. The Company was authorized to issue 36,038,535 shares of all classes of common stock at a par value of $0.0001 per share as of December 31, 2021.

At December 31, 2022 the common stock consisted of the following:

	Shares	Shares issued	Liquidation
	Authorized	and outstanding	Amount
Common Stock*	100,000,000	16,041,464	$—
Preferred Stock	1,000,000	—	—
Total	101,000,000	16,041,464	$—

*excludes shares issued as an ‘Escrow Reserve’

At December 31, 2021 the common stock consisted of the following:

	Shares	Shares issued		Liquidation
	Authorized	and outstanding		Amount
Series A	30,415,100	20,179,645		$5,355,678
Series B	1,675,600	1,673,092		977,755
Series C	3,947,835	2,713,649	*	1,192,377
Total	36,038,535	24,566,386		$7,525,810

*Represents fully vested Series C Shares

The Company has reserved shares of Common Stock for the following as of December 31, 2022:

2022 Equity Incentive Plan reserve	2,411,283
Reserve for Earn-out shares	3,000,000
Reserve for exercise of Public Warrants	4,100,250
Reserve for exercise of Private Warrants	496,941
Total	10,008,474

Immediately following the Business Combination there were 16,041,464 shares of Common stock with a par value of $0.0001 issued and outstanding and 6,512,087 shares of Common stock warrants. The Company also issued 339,000 shares as an “Escrow reserve” for Merger Consideration Adjustment, if any, pursuant to the Merger Agreement. The company evaluated the merger consideration on March 5, 2023, and determined there were no shares issued on account of the Merger Consideration adjustment.

CIK0001848000_LAKESHORE ACQUISITION I CORP
Shareholders' Equity

Note 8 — Shareholders’ Equity

Ordinary shares

The Company is authorized to issue 500,000,000 ordinary shares with a par value of $0.0001 per share.

On January 8, 2021, 1,437,500 shares of the Company’s ordinary shares were issued to the sponsor at a price of approximately $0.017 per share for an aggregate of $25,000. On May 11, 2021, the sponsor surrendered 553,314 shares of founder shares, and then the Company re-issued this portion of founder shares, purchased by hedge funds and representatives of underwriters and certain of their affiliates with nominal price. In the event that the over-allotment option is not exercised, an aggregate of up to 187,500 shares held by initial shareholders will be forfeited proportionally. Subject to certain limited exceptions, the initial shareholders have agreed not to transfer, assign or sell their founder shares until six months after the date of the consummation of our initial business combination or earlier if, subsequent to the Company’s initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On June 15, 2021, the Company sold 5,000,000 units at a price of $10.00 per Public Unit in the IPO; and the Company sold to its sponsor, hedge funds and the representatives of underwriters and certain of their affiliates of underwriters an aggregate of 250,000 Private Units at $10.00 per Private Unit. Each Public Unit and Private Unit consists of one share of ordinary shares and three quarters of one warrant.

The Company granted the underwriters a 45-day option to purchase up to 750,000 Units to cover over-allotment. Upon the closing of the over-allotment on June 28, 2021, the Underwriters had partially exercised the option and purchased 467,000 additional Public Units at a price of $10.00 per Public Unit; and the Company consummated a private sale of an additional 11,675 Private Units at a price of $10.00 per Private Units. Additionally, on June 28, 2021, the Company cancelled an aggregated of 70,750 ordinary shares issued to certain shareholders of the Company prior to the IPO.

On September 15, 2022, a total redemption payment of $26,172,069 was distributed for 2,606,117 public shares redeemed.

As of September 30, 2022, there were 1,628,425 shares of ordinary shares issued and outstanding excluding 2,860,883 shares subject to possible redemption.

Warrants

Each warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share commencing 30 days after the completion of its initial business combination, and expiring five years from after the completion of an initial business combination. No fractional warrant will be issued and only whole warrants will trade. The Company may redeem the warrants at a price of $0.01 per warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares is at least $18.00 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given, provided there is an effective registration statement and current prospectus in effect with respect to the ordinary shares underlying such warrants during the 30 day redemption period. If the Company redeems the warrants as described above, management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” If a registration statement is not effective within 90 days following the consummation of a business combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act of 1933, as amended. In the event that a registration statement is not effective at the time of exercise or no exemption is available for a cashless exercise, the holder of such warrant shall not be entitled to exercise such warrant for cash and in no event (whether in the case of a registration statement being effective or otherwise) will the Company be required to net cash settle the warrant exercise. If an initial business combination is not consummated, the warrants will expire and will be worthless.

In addition, if (a) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial business combination at an issue price or effective issue price of less than $9.20 per ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors), (b) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination, and (c) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial business combination is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the market price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the market price.

Note 8 — Shareholders’ Equity

Ordinary shares

The Company is authorized to issue 500,000,000 ordinary shares with a par value of $0.0001 per share.

On January 8, 2021, 1,437,500 shares of the Company’s ordinary shares were issued to the sponsor at a price of approximately $0.017 per share for an aggregate of $25,000. On May 11, 2021, the sponsor surrendered 553,314 shares of founder shares, and then the Company re-issued this portion of founder shares, purchased by hedge funds and representatives of underwriters and certain of their affiliates with nominal price. In the event that the over-allotment option is not exercised, an aggregate of up to 187,500 shares held by initial shareholders will be forfeited proportionally. Subject to certain limited exceptions, the initial shareholders have agreed not to transfer, assign or sell their founder shares until six months after the date of the consummation of our initial business combination or earlier if, subsequent to the Company’s initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On June 15, 2021, the Company sold 5,000,000 units at a price of $10.00 per Public Unit in the IPO; and the Company sold to its sponsor, hedge funds and the representatives of underwriters and certain of their affiliates of underwriters an aggregate of 250,000 Private Units at $10.00 per Private Unit. Each Public Unit and Private Unit consists of one share of ordinary shares and three quarters of one warrant.

The Company granted the underwriters a 45-day option to purchase up to 750,000 Units to cover over-allotment. Upon the closing of the over-allotment on June 28, 2021, the Underwriters had partially exercised the option and purchased 467,000 additional Public Units at a price of $10.00 per Public Unit; and the Company consummated a private sale of an additional 11,675 Private Units at a price of $10.00 per Private Units. Additionally, on June 28, 2021, the Company cancelled an aggregated of 70,750 ordinary shares issued to certain shareholders of the Company prior to the IPO.

As of December 31, 2021, there were 1,628,425 shares of ordinary shares issued and outstanding excluding 5,467,000 shares subject to possible redemption.

Warrants

Each warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share commencing 30 days after the completion of its initial business combination, and expiring five years from after the completion of an initial business combination. No fractional warrant will be issued and only whole warrants will trade. The Company may redeem the warrants at a price of $0.01 per warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares is at least $18.00 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given, provided there is an effective registration statement and current prospectus in effect with respect to the ordinary shares underlying such warrants during the 30 day redemption period. If the Company redeems the warrants as described above, management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” If a registration statement is not effective within 90 days following the consummation of a business combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act of 1933, as amended. In the event that a registration statement is not effective at the time of exercise or no exemption is available for a cashless exercise, the holder of such warrant shall not be entitled to exercise such warrant for cash and in no event (whether in the case of a registration statement being effective or otherwise) will the Company be required to net cash settle the warrant exercise. If an initial business combination is not consummated, the warrants will expire and will be worthless.

In addition, if (a) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial business combination at an issue price or effective issue price of less than $9.20 per ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors), (b) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination, and (c) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial business combination is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the market price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the market price.